Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Jul. 02, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary Of Significant Accounting Policies
Loans held for sale	$ 616,000		$ 0
Credit losses on unfunded commitments	$ 21,111,000		22,044,000	$ 23,744,000	$ 15,588,000
Period of employees highest compensation before retirement	10 years
Tax liabilities related to uncertain tax positions	$ 0		0	0
Mortgage servicing rights
Summary Of Significant Accounting Policies
Mortgage servicing rights, at fair value	$ 0		0	$ 1,738,000	$ 2,899,000
Buildings and improvements | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives	5 years
Buildings and improvements | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives	40 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies
Estimated useful lives	3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies
Estimated useful lives	15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies
Basis points	0.0006
Investment in capital stock of Federal Home Loan Bank required percentage of advances (in percent)	4.50%
Unfunded Loan Commitment
Summary Of Significant Accounting Policies
Credit losses on unfunded commitments	$ 1,000,000.0		$ 900,000
Shelf Registration
Summary Of Significant Accounting Policies
Capital to be raised from the shelf registration		$ 150,000,000